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                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                     MFS(R) Municipal Limited Maturity Fund
                       MFS(R) World Asset Allocation Fund
                        MFS(R) Government Mortgage Fund
                         MFS(R) Emerging Growth Fund
                MFS/Foreign & Colonial International Growth Fund
                           MFS(R) Capital Growth Fund
                MFS/Foreign & Colonial International Growth and Income Fund
                      MFS(R) Gold & Natural Resources Fund
                     MFS/Foreign & Colonial Emerging Growth Fund
                        MFS (R) Intermediate Income Fund
                       MFS(R) Alabama Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                        MFS(R) Arkansas Municipal Bond Fund
                            MFS(R) Money Market Fund
                       MFS(R) California Municipal Bond Fund
                         MFS(R) Government Money Market Fund
                       MFS(R) Florida Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                            MFS(R) Total Return Fund
                        MFS(R) Maryland Municipal Bond Fund
                              MFS(R) Research Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                         MFS(R) World Total Return Fund
                     MFS(R) Mississippi Municipal Bond Fund
                               MFS(R) Utilities Fund
                        MFS(R) New York Municipal Bond Fund
                            MFS(R) World Equity Fund
                     MFS(R) North Carolina Municipal Bond Fund
                             MFS(R) World Governments Fund
                        MFS(R) Pennsylvania Municipal Bond Fund
                                  MFS(R) Value Fund
                      MFS(R) South Carolina Municipal Bond Fund
                          MFS(R) Strategic Income Fund
                      MFS(R) Tennessee Municipal Bond Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Virginia Municipal Bond Fund
                     Massachusetts Investors Growth Stock Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          Massachusetts Investors Trust
                          MFS(R) Municipal Income Fund
                            MFS(R) World Growth Fund
                        MFS(R) Government Securities Fund
                               MFS(R) Bond Fund
                      MFS(R) Government Limited Maturity Fund

                      Supplement to the Current Prospectus


Each Fund has adopted a new market timing policy which will replace, effective January 1, 1997, its current policy as disclosed under the heading "Information Concerning Shares of the Fund - Purchases - General - Right to Reject Purchase Orders/Market Timing" in the Prospectus. The new policy is as follows:

         Right to Reject Purchase Orders/Market Timing: Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserve the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

         The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

         As noted above, the Fund and MFD each reserve the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase or exchange requests by market timers. Other funds in the MFS Family of Funds may have different and/or more or less restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.

                     The date of this  Supplement is January 1, 1997.